Eagle Point Credit Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In March 2021, the Registrant issued 6.75% Notes due 2031 (“Series 2031 Notes”).  A description of the terms of the Series 2031 Notes is included under the headings “Description of the Notes” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated March 18, 2021 and filed with the Securities and Exchange Commission on March 19, 2021 (SEC Accession No. 0001104659-21-038727), which description is incorporated by reference herein.

In June 2021, Eagle Point Credit Company Inc. (the “Registrant”) issued 6.50% Series C Term Preferred Stock due 2031 (“Series C Term Preferred Stock”).  A description of the terms of the Series C Term Preferred Stock is included under the headings “Description of the Series C Term Preferred Stock” and “Additional U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated June 10, 2021 and filed with the Securities and Exchange Commission on June 11, 2021 (SEC Accession No. 0001104659-21-080121), which description is incorporated by reference herein.

In November 2021, the Registrant issued 6.75% Series D Perpetual Preferred Stock (“Series D Perpetual Preferred Stock”).  A description of the terms of the Series D Perpetual Preferred Stock is included under the headings “Description of the Series D Perpetual Preferred Stock” and “Additional U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated November 19, 2021 and filed with the Securities and Exchange Commission on November 22, 2021 (SEC Accession No. 0001104659-21-142600), which description is incorporated by reference herein.